Short-term investments	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments	Short-term investments
Primarily consist of equity investments in public and private entities we receive as consideration during private strategies, managed equities and brokerage segment activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2022	Dec. 31, 2021

Public equities and share purchase warrants	FVTPL	1,863	4,113
Private holdings	FVTPL	1,485	2,020
Total short-term investments		3,348	6,133
Gains and losses on financial assets and liabilities classified at FVTPL are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2022	Dec. 31, 2021

Co-investments	FVTPL	73,573	68,765
Total co-investments		73,573	68,765
Gains and losses on co-investments are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.